Revenue from services provided to customers - Additional information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from performance obligations satisfied in previous periods	¥ 810	¥ 1,817	¥ 4,511	¥ 5,930
Remaining performance obligations, Transaction price	¥ 1,431		¥ 1,431		¥ 1,350
Estimated contract period			1 year		1 year